Putnam VT International Equity Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Australia (2.0%)
BHP Group, Ltd. (ASE Exchange)	144,270	$3,593,031

		3,593,031
Canada (3.6%)
Canadian Natl Railway Co.	23,400	2,527,102
Thomson Reuters Corp.	37,600	3,859,760

		6,386,862
France (14.1%)
AXA SA	121,015	2,649,593
BNP Paribas SA	51,999	2,195,260
Capgemini SE	22,000	3,515,833
LVMH Moet Hennessy Louis Vuitton SA	8,180	4,808,491
Publicis Groupe SA	42,945	2,032,064
Sanofi	44,320	3,382,515
Thales SA	29,393	3,242,045
Worldline SA/France(NON)	76,168	2,978,562

		24,804,363
Germany (8.2%)
Deutsche Boerse AG	31,814	5,237,762
Deutsche Telekom AG	141,325	2,422,604
Merck KGaA	27,063	4,416,775
Rheinmetall AG	15,382	2,382,556

		14,459,697
Hong Kong (1.9%)
CK Hutchison Holdings, Ltd.	605,000	3,322,384

		3,322,384
Ireland (6.2%)
Bank of Ireland Group PLC	660,254	4,220,671
CRH PLC	95,269	3,050,634
Flutter Entertainment PLC(NON)	16,986	1,861,568
ICON PLC(NON)	10,000	1,837,800

		10,970,673
Japan (19.9%)
Asahi Group Holdings, Ltd.	115,100	3,570,555
Chugai Pharmaceutical Co., Ltd.	100,100	2,499,404
Hoya Corp.	33,300	3,201,624
ITOCHU Corp.	95,300	2,309,679
Japan Exchange Group, Inc.	166,700	2,253,446
Minebea Mitsumi, Inc.	150,000	2,224,750
Mitsubishi Corp.	169,700	4,660,599
Mitsubishi UFJ Financial Group, Inc.	992,100	4,473,802
Murata Manufacturing Co., Ltd.	38,200	1,754,714
Pan Pacific International Holdings Corp.	84,700	1,488,347
Renesas Electronics Corp.(NON)	389,700	3,247,807
Sony Group Corp.	41,500	2,671,036
TechnoPro Holdings, Inc.	30,300	636,966

		34,992,729
Netherlands (4.4%)
ASML Holding NV	3,919	1,625,567
Universal Music Group NV	161,848	3,050,848
Wolters Kluwer NV	31,960	3,111,660

		7,788,075
Portugal (1.3%)
Jeronimo Martins SGPS SA	127,823	2,381,500

		2,381,500
Singapore (2.9%)
DBS Group Holdings, Ltd.	223,800	5,174,249

		5,174,249
South Korea (2.8%)
Hana Financial Group, Inc.	106,382	2,612,790
SK Telecom Co., Ltd.	64,903	2,292,635

		4,905,425
Switzerland (2.0%)
Lonza Group AG	7,134	3,469,327

		3,469,327
United Arab Emirates (1.8%)
Network International Holdings PLC(NON)	925,950	3,135,290

		3,135,290
United Kingdom (22.3%)
Anglo American PLC (London Exchange)	90,879	2,745,307
AstraZeneca PLC	58,851	6,471,848
Coca-Cola Europacific Partners PLC	102,500	4,368,550
Diageo PLC	118,337	4,960,184
Experian PLC	134,887	3,954,511
InterContinental Hotels Group PLC	35,073	1,682,648
JD Sports Fashion PLC	1,167,627	1,275,292
London Stock Exchange Group PLC	55,213	4,655,753
Prudential PLC	349,269	3,431,595
Shell PLC (London Exchange)	229,725	5,715,626

		39,261,314
United States (2.8%)
Booz Allen Hamilton Holding Corp.	29,800	2,752,030
Linde PLC	7,710	2,108,429

		4,860,459

Total common stocks (cost $193,921,340)		$169,505,378

SHORT-TERM INVESTMENTS (4.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	6,492,488	$6,492,488
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	770,000	770,000
U.S. Treasury Bills 2.832%, 11/25/22(SEGSF)		$600,000	597,515
U.S. Treasury Bills 2.447%, 10/11/22(SEGSF)		400,000	399,782
U.S. Treasury Bills 2.586%, 10/25/22(SEGSF)		200,000	199,690

Total short-term investments (cost $8,459,333)			$8,459,475
TOTAL INVESTMENTS

Total investments (cost $202,380,673)			$177,964,853

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $86,152,779) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	10/19/22	$2,431,658	$2,597,811	$166,153
		Hong Kong Dollar	Buy	11/16/22	3,616,465	3,621,212	(4,747)
		Japanese Yen	Buy	11/16/22	607,417	675,144	(67,727)
	Barclays Bank PLC
		Israeli Shekel	Buy	10/19/22	371,009	382,820	(11,811)
		Swiss Franc	Buy	12/21/22	2,173,150	2,231,005	(57,855)
	Citibank, N.A.
		Australian Dollar	Buy	10/19/22	494,651	540,863	(46,212)
		Danish Krone	Buy	12/21/22	5,081,379	5,254,070	(172,691)
		Swiss Franc	Sell	12/21/22	554,755	550,151	(4,604)
	Goldman Sachs International
		Australian Dollar	Buy	10/19/22	1,834,662	1,947,896	(113,234)
		British Pound	Sell	12/21/22	1,497,488	1,552,369	54,881
		Canadian Dollar	Sell	10/19/22	642,318	686,340	44,022
		Japanese Yen	Buy	11/16/22	1,783,521	1,844,473	(60,952)
		New Zealand Dollar	Buy	10/19/22	228,462	251,419	(22,957)
		Norwegian Krone	Buy	12/21/22	382,405	423,152	(40,747)
		Swiss Franc	Buy	12/21/22	1,187,769	1,218,971	(31,202)
	HSBC Bank USA, National Association
		British Pound	Sell	12/21/22	3,480,463	3,608,419	127,956
		Danish Krone	Sell	12/21/22	278,359	283,151	4,792
		Singapore Dollar	Sell	11/16/22	473,456	482,001	8,545
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/21/22	1,092,263	1,132,333	40,070
		Canadian Dollar	Sell	10/19/22	568,263	607,124	38,861
		Hong Kong Dollar	Sell	11/16/22	227,249	227,578	329
		Norwegian Krone	Buy	12/21/22	942,524	1,042,627	(100,103)
		South Korean Won	Sell	11/16/22	5,300,303	5,733,082	432,779
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/19/22	4,108,700	4,361,490	(252,790)
		British Pound	Sell	12/21/22	3,411,044	3,518,791	107,747
		Canadian Dollar	Buy	10/19/22	348,052	349,660	(1,608)
		Euro	Sell	12/21/22	1,739,664	1,782,274	42,610
		Japanese Yen	Buy	11/16/22	484,620	534,413	(49,793)
		New Zealand Dollar	Sell	10/19/22	23,787	14,061	(9,726)
		Swedish Krona	Buy	12/21/22	219,241	231,864	(12,623)
		Swiss Franc	Buy	12/21/22	1,079,679	1,108,726	(29,047)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/19/22	1,048,479	1,112,846	(64,367)
		Canadian Dollar	Sell	10/19/22	15,202	21,814	6,612
		Chinese Yuan (Offshore)	Buy	11/16/22	604,541	639,731	(35,190)
		Euro	Sell	12/21/22	3,499,838	3,591,957	92,119
		Hong Kong Dollar	Sell	11/16/22	1,284,247	1,285,667	1,420
		Israeli Shekel	Buy	10/19/22	1,172,235	1,193,029	(20,794)
		Japanese Yen	Buy	11/16/22	1,326,872	1,397,829	(70,957)
		New Zealand Dollar	Buy	10/19/22	228,462	251,433	(22,971)
		Singapore Dollar	Sell	11/16/22	506,612	527,845	21,233
		Swiss Franc	Buy	12/21/22	6,127,443	6,293,138	(165,695)
	Toronto-Dominion Bank
		Euro	Sell	12/21/22	423,306	441,760	18,454
		Singapore Dollar	Sell	11/16/22	1,339,078	1,395,207	56,129
		Swiss Franc	Buy	12/21/22	1,369,419	1,406,186	(36,767)
	UBS AG
		Canadian Dollar	Sell	10/19/22	2,234,033	2,382,859	148,826
		Swedish Krona	Buy	12/21/22	5,778,608	6,110,116	(331,508)
		Swiss Franc	Buy	12/21/22	4,158,010	4,264,176	(106,166)
	WestPac Banking Corp.
		British Pound	Sell	12/21/22	2,420,954	2,507,588	86,634
		Canadian Dollar	Sell	10/19/22	941,506	1,012,917	71,411
		Euro	Sell	12/21/22	734,893	753,814	18,921
		Japanese Yen	Sell	11/16/22	703,949	767,577	63,628

	Unrealized appreciation						1,654,132

	Unrealized (depreciation)						(1,944,844)

	Total						$(290,712)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $176,155,272.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$12,618,443	$12,618,443	$4,598	$—
	Putnam Short Term Investment Fund**	4,316,122	40,311,960	38,135,594	38,325	6,492,488

	Total Short-term investments	$4,316,122	$52,930,403	$50,754,037	$42,923	$6,492,488
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $989,616.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.0%
	Industrials	19.9
	Health care	14.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,216,030 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $989,616 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$3,593,031	$—
Canada	6,386,862	—	—
France	—	24,804,363	—
Germany	—	14,459,697	—
Hong Kong	—	3,322,384	—
Ireland	1,837,800	9,132,873	—
Japan	—	34,992,729	—
Netherlands	—	7,788,075	—
Portugal	—	2,381,500	—
Singapore	—	5,174,249	—
South Korea	—	4,905,425	—
Switzerland	—	3,469,327	—
United Arab Emirates	—	3,135,290	—
United Kingdom	4,368,550	34,892,764	—
United States	2,752,030	2,108,429	—

Total common stocks	15,345,242	154,160,136	—
Short-term investments	770,000	7,689,475	—

Totals by level	$16,115,242	$161,849,611	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(290,712)	$—

Totals by level	$—	$(290,712)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$121,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com